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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     (No. 333-33978)                                            [ ]

     Pre-Effective Amendment No.                                [ ]
                                ----

     Post-Effective Amendment No. 2                             [X]
                                 ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940  (No. 811-9885)                                    [ ]

         Amendment No. 3                                        [X]
                      ----

                             (Check appropriate box or boxes.)

JANUS ADVISER SERIES
-------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
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Address of Principal Executive Offices    (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
                                                -------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
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(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ] on December 31, 2000 pursuant to paragraph (b) of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
        [X] on May 1, 2001, pursuant to paragraph (a)(2) of Rule 485.

                              JANUS ADVISER SERIES

                              Cross Reference Sheet
                   Between the Prospectuses and Statements of
                    Additional Information and Form N-1A Item

THIS POST-EFFECTIVE AMENDMENT NO. 2 CONTAINS THE JANUS ADVISER GLOBAL VALUE FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. THE CROSS REFERENCE SHEET FOR OTHER SERIES OF JANUS ADVISER SERIES IS INCLUDED IN A PREVIOUS POST-EFFECTIVE AMENDMENT RELATING TO THOSE SERIES.

FORM N-1A ITEM                              CAPTION IN PROSPECTUSES

PART A

1.    Front and Back Cover Pages            Cover Pages

2.    Risk/Return Summary:                  Risk/Return Summary
      Investments, Risks, and
      Performance

3.    Risk/Return Summary:  Fee             Risk/Return Summary
      Table

4.    Investment Objectives,                Investment Objectives, Principal
      Principal Investment                  Investment Strategies, and Risks;
      Strategies, and Related Risks         Rating Categories

5.    Management's Discussion of            Not Applicable
      Fund Performance

6.    Management, Organization, and         Management of the Fund
      Capital Structure

7.    Shareholder Information               Shareholder's Guide; Other
                                            Information; Distributions and Taxes

8.    Distribution Arrangements             Other Information

9.    Financial Highlights                  Financial Highlights
      Information

FORM N-1A ITEM                              CAPTION IN STATEMENTS OF
                                            ADDITIONAL INFORMATION


PART B

10.   Cover Page and Table of              Cover Page; Table of Contents
      Contents

11.   Fund History                         Miscellaneous Information

12.   Description of the Fund and          Classification, Portfolio Turnover,
      Its Investments and Risks            Investment Policies and Restrictions,
                                           and Investment Strategies and Risks

13.   Management of the Fund               Investment Adviser; Trustees and
                                           Officers

14.   Control Persons and Principal        Not Applicable
      Holders of Securities


15.   Investment Advisory and Other        Investment Adviser; Custodian,
      Services                             Transfer Agent, and Certain
                                           Affiliations; Portfolio Transactions
                                           and Brokerage; Trustees and
                                           Officers; Miscellaneous Information

16.   Brokerage Allocation and             Portfolio Transactions and
      Other Practices                      Brokerage

17.   Capital Stock and Other              Purchases; Redemptions;
      Securities                           Miscellaneous Information

18.   Purchase, Redemption, and            Purchases; Redemptions;
      Pricing of Shares                    Miscellaneous
                                           Information

19.   Taxation of the Fund                 Income Dividends, Capital Gains
                                           Distributions and Tax Status

20.   Underwriters                         Custodian, Transfer Agent, and
                                           Certain Affiliations

21.   Calculation of Performance           Performance Information
      Data

22.   Financial Statements                 Not Applicable

                                  [JANUS LOGO]

                             SUBJECT TO COMPLETION


                 PRELIMINARY PROSPECTUS DATED FEBRUARY 14, 2001


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.



                   Janus Adviser Series

                              PROSPECTUS

                              MAY 1, 2001

                              Janus Adviser Global Value Fund


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Janus Adviser Global Value Fund..........................    2
                   Fees and expenses........................................    3
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Janus Adviser Global Value Fund..........................    4
                   General portfolio policies...............................    5
                   Risks....................................................    7
                MANAGEMENT OF THE FUND
                   Investment adviser.......................................    9
                   Management expenses and expense limit....................    9
                   Portfolio manager........................................   10
                OTHER INFORMATION...........................................   11
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   12
                   Taxes....................................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares...................................   14
                   Purchases................................................   14
                   Exchanges................................................   14
                   Redemptions..............................................   15
                   Excessive trading........................................   15
                   Shareholder communications...............................   15
                FINANCIAL HIGHLIGHTS........................................   16
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   17
                   Futures, options and other derivatives...................   19
                   Other investments, strategies and/or techniques..........   19



                                                            Table of contents  1

Risk return summary


JANUS ADVISER GLOBAL VALUE FUND



          Janus Adviser Global Value Fund ("Global Value Fund" or the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments.



1. WHAT IS THE INVESTMENT OBJECTIVE OF GLOBAL VALUE FUND?


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          GLOBAL VALUE FUND seeks long-term growth of capital.


          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.


2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GLOBAL VALUE FUND?


          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.


          Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.


          The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.


          Global Value Fund invests primarily in common stocks of companies of any size located throughout the world with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even in a single country.



3. WHAT ARE THE MAIN RISKS OF INVESTING IN GLOBAL VALUE FUND?


          The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases and if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.


          Global Value Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.


 2 Janus Adviser Series

          Global Value Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.


          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


          Since Global Value Fund is a newly organized Fund, there is no annual performance available as of the date of this Prospectus.




FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.


          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



                                                    Distribution                     Total Annual Fund
                                     Management       (12b-1)           Other            Operating
                                        Fee           Fees(1)        Expenses(2)         Expenses
    Global Value Fund                  0.65%           0.25%            0.58%              1.48%


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   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


   (2) Other expenses are based on the expenses the Fund expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year       3 Years
                                                                  --------------------
    Global Value Fund                                              $151         $468


                                                          Risk return summary  3

Investment objective, principal investment
           strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


          This section takes a closer look at the investment objective of Global Value Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.


          Global Value Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even in a single country.


          The portfolio manager measures value as a function of price/free cash flow. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


The following questions and answers are designed to help you better understand Global Value Fund's principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED?


          Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.


          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. This "value" approach emphasizes investments in companies that the portfolio manager believes are undervalued relative to their intrinsic worth and have the potential for long-term growth of capital.

          Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may

 4 Janus Adviser Series
          warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize companies of any particular size.


4. HOW DOES GLOBAL VALUE FUND'S PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?



          A company may be undervalued when, in the opinion of the Fund's portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below a company's intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.


GENERAL PORTFOLIO POLICIES


          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


          CASH POSITION

          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.



          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.


          OTHER TYPES OF INVESTMENTS

          Global Value Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:


          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

              Investment objective, principal investment strategies and risks  5

          - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)


          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES

          Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


          SPECIAL SITUATIONS

          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free capital flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.


          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

 6 Janus Adviser Series

RISKS


          Because Global Value Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.



The following questions and answers are designed to help you better understand some of the risks of investing in Global Value Fund.


1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies, may have more limited trading markets than the markets for securities of larger or more established issuers or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.


2. HOW DOES THE NONDIVERSIFIED STATUS OF GLOBAL VALUE FUND AFFECT ITS RISK?


          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Global Value Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.


4. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


          Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:


          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its

              Investment objective, principal investment strategies and risks  7 value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 8 Janus Adviser Series

                                                          Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMIT

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate).

          The Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.


                                                       Average Daily
                                                        Net Assets         Annual Rate        Expense Limit
     Fund                                                 of Fund         Percentage (%)    Percentage (%)(1)
------------------------------------------------------------------------------------------------------------------
     Global Value Fund                                All Asset Levels         0.65               1.25
------------------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreement. The Fund's expenses without waivers are not expected to exceed the expense limit.


                                                       Management of the Fund  9

PORTFOLIO MANAGER


JASON P. YEE

--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Janus Adviser Global Value Fund, and Janus Aspen Global Value Portfolio, both of which he has managed since inception. He joined Janus in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee & Associates. He re-joined Janus in April 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee has earned the right to use the Chartered Financial Analyst designation.


 10 Janus Adviser Series

                                                               Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  11

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends and capital gains for the Fund are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV


          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Global Value Fund declared a dividend in the amount of $0.25 per share. If Global Value Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.


          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the

 12 Janus Adviser Series
          dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

          The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                                     Distributions and taxes  13

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES


          Investments will be processed at the NAV next calculated after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.


          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.


          The Fund does not permit excessive trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. For more information about the Fund's policy on market timing, see "Excessive Trading" on the next page.


          Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

 14 Janus Adviser Series

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING


          Excessive trading of Fund shares in response to short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  15

Financial highlights


          No Financial Highlights are presented because the Fund did not commence operations until May 1, 2001.


 16 Janus Adviser Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the

                                                Glossary of investment terms  17
          tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.





          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.


          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.




 18 Janus Adviser Series

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.


III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES


          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

                                                Glossary of investment terms  19

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


          SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For "naked" short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 20 Janus Adviser Series

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[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com


You can request other information, including a Statement of Additional Information, free of charge, by contacting your plan sponsor, broker or financial institution. Other information is also available from financial intermediaries that sell shares of the Fund.


The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885

                                  [JANUS LOGO]

                             SUBJECT TO COMPLETION



    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 14, 2001



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.


JANUS ADVISER SERIES

Janus Adviser Global Value Fund

100 Fillmore Street
Denver, CO 80206-4928
(800) 525-0020
Statement of Additional Information

MAY 1, 2001



This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for Janus Adviser Global Value Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware business trust. This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is managed separately by Janus Capital Corporation.



The shares of the Fund may be purchased only through institutional channels such as qualified and non-qualified retirement and pension plans, bank trust departments, brokers, financial advisers and other financial intermediaries.



This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated May 1, 2001, which is incorporated by reference into this SAI and may be obtained from your plan sponsor, broker or other financial intermediary. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.

    [JANUS LOGO]

                                                               Table of contents


                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........    2
                Investment Adviser..........................................   21
                Custodian, Transfer Agent and Certain Affiliations..........   23
                Portfolio Transactions and Brokerage........................   24
                Trustees and Officers.......................................   26
                Shares of the Trust.........................................   29
                   Net Asset Value Determination............................   29
                   Purchases................................................   29
                   Distribution Plan........................................   30
                   Redemptions..............................................   30
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   32
                Miscellaneous Information...................................   33
                   Shares of the Trust......................................   33
                   Shareholder Meetings.....................................   33
                   Voting Rights............................................   33
                   Independent Accountants..................................   33
                   Registration Statement...................................   33
                Performance Information.....................................   34
                Appendix A..................................................   35
                   Explanation of Rating Categories.........................   35

Classification, portfolio turnover, investment policies
                and restrictions, and investment
                strategies and risks

CLASSIFICATION


          Janus Adviser Global Value Fund (the "Fund") is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. The Fund is a nondiversified fund.


PORTFOLIO TURNOVER


          The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of the Fund's securities.





INVESTMENT POLICIES AND RESTRICTIONS



          The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy. As fundamental policies, the Fund may not:



          (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended, if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets. With respect to the other 50% of the value of its total assets, the Fund may invest in the securities of as few as two issuers.



          (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).



          (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.



          (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



          (5) Lend any security or make any other loan if, as a result, more than 25% of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).



          (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.



          As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

          The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:



          (a) The Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.



          (b) The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"), and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short. In addition, the Fund may engage in "naked" short sales, which involve selling a security that the Fund borrows and does not own. The total market value of all of the Fund's naked short sale positions will not exceed 8% of its assets.



          (c) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.



          (d) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



          (e) The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, short sales transactions, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



          (f) The Fund does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in (1) repurchase agreements not entitling the holder to payment of principal and interest within seven days and (2) in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.



          (g) The Fund may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.





          For purposes of the Fund's restriction on investing in a particular industry, the Fund will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.




INVESTMENT STRATEGIES AND RISKS

Cash Position


          As discussed in the Prospectus, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's investment in cash and similar investments may increase. Securities that the Fund may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


Illiquid Investments


          The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Fund. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.



          If illiquid securities exceed 15% of the Fund's net assets after the time of purchase the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio manager may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline.



          The Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Fund may not be able to sell such investments when the portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Fund may be forced to sell its venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Fund may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in the Fund's NAV.


Securities Lending


          The Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the Securities and Exchange Commission and policies approved by the Trustees. Cash collateral may be invested in money market funds advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC.


Short Sales


          The Fund may engage in "short sales against the box." This technique involves selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.



          The Fund may also engage in "naked" short sales. In a naked short sale transaction, the Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, the Fund must:
          (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale. The value of the liquid assets will be marked to market daily. The Fund will engage in naked short sales when the portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and the Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of the Fund's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities


          The Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.



          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.


          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities


          The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.


          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.


          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities


          From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Fund may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts


          The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.



          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Fund's prospectus.


Municipal Obligations


          The Fund may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.


Other Income-Producing Securities


          Other types of income producing securities that the Fund may purchase include, but are not limited to, the following types of securities:



          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.



          In order to most effectively use these investments, the portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, the Fund could be adversely affected by the use of variable or floating rate obligations.



          STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.


          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Fund will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Fund could lose money or its NAV could decline by the use of inverse floaters.


          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.


          The Fund will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.


Repurchase and Reverse Repurchase Agreements


          In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.



          The Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds


          The Fund intends to invest less than 35% of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.



          The Fund may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the 35% limit on investments in bonds rated below investment grade unless the portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


Defaulted Securities


          Defaulted securities will be included in the 35% limit on investments in bonds rated below investment grade. The Fund will invest in defaulted securities only when the portfolio manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:


          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.


          DISPOSITION OF PORTFOLIO SECURITIES. Although the Fund generally will purchase securities for which the portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Fund will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Fund's ability to readily dispose of securities to meet redemptions.



          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Fund.


Futures, Options and Other Derivative Instruments


          FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Fund's custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.



          The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.



          Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.



          The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.



          If the Fund owns bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.


          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.


          Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.



          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.



          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.



          OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.



          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.



          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.



          The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.



          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.



          The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").



          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.



          The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.



          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.



          OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.



          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.



          The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.



          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.



          The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund's custodian.



          The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.



          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.



          A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.



          A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.



          The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio manager believes that writing the option would achieve the desired hedge.


          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


          In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.



          The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.



          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


          The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.



          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.



          The Fund may buy put options to hedge against a decline in the value of the portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.



          The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.



          EURODOLLAR INSTRUMENTS. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.



          SWAPS AND SWAP-RELATED PRODUCTS. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.



          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.



          There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.



          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.


          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment adviser


          As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Fund or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.



          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees from the Fund's service providers for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.



          The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not affiliated with Janus Capital, trade or other investment company organization dues and expenses and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Fund may reimburse Janus Capital for its costs.



          The Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of the Fund. The advisory fee is calculated daily and paid monthly.





          Janus Capital has agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Fund until at least the next annual renewal of the advisory agreement.



          The Advisory Agreement for the Fund is dated March 13, 2001, and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Fund. The Advisory Agreement (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Fund, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.



          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account.



          Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.



          Stilwell Financial Inc. ("Stilwell") owns approximately 88.7% of the outstanding voting stock of Janus Capital. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President, Chief Executive Officer and Chairman of the Board of Janus Capital, owns approximately 6.2% of Janus Capital's voting stock and, by agreement with Stilwell, selects a majority of Janus Capital's Board, subject to the approval of Stilwell, which Stilwell cannot unreasonably withhold.


          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


          The Fund's portfolio manager is not permitted to purchase and sell securities for his own accounts except under the limited exceptions contained in the Fund's Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Fund and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Fund.


          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations


          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund's securities and cash held outside the United States. The Fund's Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.



          Janus Service Corporation, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services for the Fund. Janus Service receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the initial class of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the Fund. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services (at an annual rate of up to 0.25% of the average daily net assets of the shares attributable to their customers). Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports and other materials to existing customers, and other administrative services.



          The Fund pays DST Systems, Inc. ("DST"), a minority owned subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST $1.10 per closed shareholder account. The Fund also pays DST for the use of its portfolio and fund accounting system, a monthly fee of $265 to $1,323, based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).



          The Trustees have authorized the Fund to use an affiliate of DST as introducing broker for certain Fund transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. See "Portfolio Transactions and Brokerage."


          Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage


          Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution including such factors as liquidity, anonymity and price) of all portfolio transactions. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.



          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.



          Brokerage commissions will be paid by the Fund to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund.



          Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.


          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Fund. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.



          Janus Capital may consider sales of Fund shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund Shares as a factor in the selection of broker-dealers to execute Fund transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing Fund business with such broker-dealers, Janus Capital will seek the best execution of each transaction.



          When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.



          The Fund's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

Trustees and officers

          The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey, Age 63 - Trustee, Chairman and President*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series. Chairman, Chief Executive Officer, President and Director of Janus Capital. President and Director of The Janus Foundation. Director of Janus Distributors, Inc.

Gary O. Loo, Age 60 - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. President and Director of High Valley Group, Inc., Colorado Springs, CO (investments).

Dennis B. Mullen, Age 57 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Private Investor. Formerly (1997-1998), Chief Financial Officer-Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993-
          1997), President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).

James T. Rothe, Age 57 - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Professor of Business, University of Colorado, Colorado Springs, CO. Principal, Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).

William D. Stewart, Age 56 - Trustee
5330 Sterling Drive
Boulder, CO 80302
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. President of MKS Instruments - HPS Products, Boulder, CO (manufacturer of vacuum fittings and valves).

--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.

Martin H. Waldinger, Age 62 - Trustee

7340 Caminto Bassano West


La Jolla, CA 92037

--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund and Janus Aspen Series. Private Consultant. Formerly (1993-1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.




Jason P. Yee, Age 31 - Executive Vice President and portfolio manager of Janus Adviser Global Value Fund*
100 Fillmore Street
Denver, CO 80206-4928

--------------------------------------------------------------------------------

          Executive Vice President of Janus Aspen Series. Formerly, a research analyst at Janus Capital (2000). Formerly, portfolio manager and managing director of Bee & Associates (1996-2000). Formerly, a research analyst at Janus Capital (1992-1996).



Thomas A. Early, Age 46 - Vice President and General Counsel*

100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------

          Vice President and General Counsel of Janus Investment Fund and Janus Aspen Series. Vice President, General Counsel and Secretary of Janus Capital, Janus Distributors, Inc. and The Janus Foundation. Vice President, General Counsel, Secretary and Director of Janus Service Corporation, Janus Capital International, Ltd., Janus Institutional Services, Inc., and Janus International Holding Company. Vice President, General Counsel and Director of Janus International Limited and Janus International (Asia) Limited. Interim Financial Officer of Janus International Limited. Director of Janus World Funds Plc. and Janus Capital Trust Manager Limited. Formerly (1997 to 1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994 to 1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.


Bonnie M. Howe, Age 35 - Vice President*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President of Janus Aspen Series and Janus Investment Fund. Vice President and Assistant General Counsel of Janus Capital and Janus Service Corporation.

Kelley Abbott Howes, Age 35 - Vice President and Secretary*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and Secretary of Janus Investment Fund and Janus Aspen Series. Vice President and Assistant General Counsel of Janus Capital and Janus Service Corporation. Vice President of Janus Distributors, Inc.

--------------------------------------------------------------------------------

*Interested person of the Trust and Janus Capital.

Glenn P. O'Flaherty, Age 42 - Treasurer and Chief Accounting Officer*

100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund and Janus Aspen Series. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.

Heidi J. Walter, Age 33 - Vice President*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President of Janus Aspen Series and Janus Investment Fund. Vice President and Assistant General Counsel of Janus Capital and Janus Service Corporation. Formerly (1995-1999), Vice President and Senior Legal Counsel at Stein Roe and Farnham Incorporated.
--------------------------------------------------------------------------------
*Interested person of the Trust and Janus Capital.


          The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.



          The following table shows the aggregate compensation that each Trustee is expected to receive from the Fund and the aggregate compensation paid to each Trustee by other funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receives pension or retirement benefits from the Fund or the Janus Funds.



                                                                Aggregate Compensation      Aggregate Compensation
                                                                   from the Fund for       from the Janus Funds for
                                                                 fiscal period ending        calendar year ended
Name of Person, Position                                            July 31, 2001**          December 31, 2000***
--------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee+                                   $0                       $      0
William D. Stewart, Trustee                                               $3                       $120,667
Gary O. Loo, Trustee                                                      $3                       $120,667
Dennis B. Mullen, Trustee                                                 $3                       $120,667
Martin H. Waldinger, Trustee                                              $3                       $120,667
James T. Rothe, Trustee                                                   $3                       $120,667



  + An interested person of the Fund and of Janus Capital. Compensated by Janus
    Capital and not the Fund.


 ** The aggregate compensation from the Fund is estimated for the period May 1, 2001 (commencement of operations) through July 31, 2001. The estimated aggregate compensation from the Fund for the Fund's first full fiscal year (August 1, 2001 through July 31, 2002) is as follows: Thomas H. Bailey: $0; William D. Stewart: $41; Gary O. Loo: $41; Dennis B. Mullen: $41; Martin H.
    Waldinger: $41; and James T. Rothe: $41.

*** As of December 31, 2000, Janus Funds consisted of three registered investment companies comprised of a total of 49 funds.

Shares of the trust

NET ASSET VALUE DETERMINATION


          As stated in the Prospectus, the net asset value ("NAV") of the Fund is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the shares of the Fund is not determined on days the NYSE is closed. The per share NAV of the Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities, attributable to the Fund, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Fund and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.



          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.


PURCHASES


          Shares of the Fund can be purchased only through retirement plans, brokers, bank trust departments, financial advisers or similar financial intermediaries. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by the Fund or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your plan documents contain detailed information about investing in the Fund.

DISTRIBUTION PLAN


          Under a distribution plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the initial class of the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the class of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement and pension plan service providers, bank trust departments, brokers, financial advisers and other financial intermediaries as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the class of the Fund for activities which are primarily intended to result in sales of the shares of the Fund, including but not limited to preparing, printing and distributing prospectuses, statements of additional information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On April 3, 2000, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of the class of the Fund or by vote of a majority of 12b-1 Trustees.


REDEMPTIONS


          Redemptions, like purchases, may only be effected through retirement plans, brokers, bank trust departments, financial advisers and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions and tax status


          It is a policy of the Fund to make distributions of substantially all of its investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended July 31, as defined by the Code, are normally declared and payable to shareholders in December. The Fund also declares and makes annual distributions of income (if any). The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code.



          All income dividends and capital gains distributions, if any, on the Fund's shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date.



          The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund if these instruments appreciate in value, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed.



          Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Fund may from year to year make the election permitted under Section 853 of the Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.



          Income dividends or capital gains distributions made by the shares of the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

Miscellaneous information


          The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on March 24, 2000. As of the date of this SAI, the Trust is offering twelve series of shares, known as "Funds," each of which consists of one class of shares. Additional series and/or classes may be created from time to time.




SHARES OF THE TRUST


          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the shares of the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.


SHAREHOLDER MEETINGS


          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of only the Fund or the Fund's interest in the matter differs from the interest of other Funds of the Trust. A shareholder is entitled to one vote for each share owned.


VOTING RIGHTS


          The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.



          The present Trustees were elected by the initial trustee of the Trust on April 3, 2000, and were approved by the initial shareholder on July 31, 2000. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.


          As mentioned above in "Shareholder Meetings," each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS


          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Fund, audits the Fund's annual financial statements and prepares its tax returns.


REGISTRATION STATEMENT


          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance information


          Quotations of average annual total return for the shares of the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the shares of the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the shares of the Fund on an annual basis, and assume that all dividends and distributions are reinvested when paid.





          From time to time in advertisements or sales material, the Fund may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Fund may also compare its performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the S & P 500 Index, the Dow Jones Industrial Average and the NASDAQ composite. In addition, the Fund may compare its total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. The Fund may also compare its performance to the record of global market indicators such as the Morgan Stanley Capital International World Index or the Morgan Stanley Capital International Europe, Australasia and the Far East (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Fund and such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

Appendix A

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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[JANUS LOGO]
        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

                              JANUS ADVISER SERIES

                           PART C - OTHER INFORMATION

ITEM 23   Exhibits

          Exhibit 1   (a)     Trust Instrument dated March 22, 2000, is
                              incorporated herein by reference to Registrant's
                              Registration Statement (Reg. No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                      (b) Form of Amendment to Trust Instrument is filed herein as Exhibit 1(b).

          Exhibit 2 Bylaws are incorporated herein by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

          Exhibit 3           Not Applicable

          Exhibit 4   (a)     Form of Investment Advisory Agreement for Growth
                              Fund is incorporated by reference to Registrant's
                              Registration Statement (Reg. No. 333-33978) on
                              Form N-1A filed with the Securities and Exchange
                              Commission on April 4, 2000.

                      (b) Form of Investment Advisory Agreement for Aggressive Growth Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (c) Form of Investment Advisory Agreement for Capital Appreciation Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (d) Form of Investment Advisory Agreement for Balanced Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (e) Form of Investment Advisory Agreement for Equity Income Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (f) Form of Investment Advisory Agreement for Growth and Income Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (g) Form of Investment Advisory Agreement for Strategic Value Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (h) Form of Investment Advisory Agreement for International Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (i) Form of Investment Advisory Agreement for Worldwide Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (j) Form of Investment Advisory Agreement for Flexible Income Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (k) Form of Investment Advisory Agreement for Money Market Fund is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (l) Form of Investment Advisory Agreement for Global Value Fund is filed herein as Exhibit 4(l).

          Exhibit 5 Form of Distribution Agreement between Janus Adviser Series and Janus Distributors, Inc. is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

          Exhibit 6           Not Applicable

          Exhibit 7   (a)     Form of Custodian Agreement between Janus Adviser
                              Series and State Street Bank and Trust Company is incorporated by reference to Exhibit 7(a) to Pre-Effective Amendment No. 1, filed on June 12,
                              2000 (File No. 333-33978).

                      (b) Form of Global Custody Services Agreement between Janus Adviser Series, on behalf of Janus Adviser Money Market Fund and Citibank, N.A is incorporated by reference to Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on June 12, 2000 (File No. 333-33978).

                      (c) Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                      (d) Form of Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A. dated December 5, 2000 is incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                      (e) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                      (f) Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

                      (g) Form of Letter Agreement with State Street Bank and Trust is filed herein as Exhibit 7(g)

          Exhibit 8   (a)     Form of Transfer Agency Agreement with Janus
                              Service Corporation is incorporated by reference to Registrant's Registration Statement (Reg. No.
                              333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

                      (b) Form of Administrative Services Agreement with Janus Service Corporation is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

          Exhibit 9   (a)     Opinion and Consent of Fund Counsel with respect
                              to shares of the Trust is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment
                              No. 1, filed on June 12, 2000 (File No.
                              333-33978).

                      (b) Opinion and Consent of Fund Counsel with respect to shares of Global Value Fund is filed herein as
                              Exhibit 9(b).

          Exhibit 10 Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

          Exhibit 11          Not Applicable

          Exhibit 12          Not Applicable

          Exhibit 13 Form of Distribution and Shareholder Servicing Plan is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

          Exhibit 14 Code of Ethics is incorporated by reference to Registrant's Registration Statement (Reg. No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

          Exhibit 15 Powers of Attorney dated September 25, 2000 are incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 1, filed December 19, 2000 (File No. 333-33978).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

     Article IX of Janus Adviser Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the Statements of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: Mark B. Whiston, President of Retail and Institutional Sales of Janus Capital Corporation, Co-Chief Executive Officer, President and Director of Janus Capital International Limited, President and Director of Janus International (Asia) Limited, Janus International Limited, Janus Institutional Services, Inc., and Janus International Holding Company, and Director of Janus Capital Trust

Management Limited and Janus World Funds Plc.; Stuart L. Novek, Vice President and Chief Marketing Officer of Janus Capital Corporation and Director of Janus Service Corporation; Marjorie G. Hurd, Vice President and Chief Operations Officer of Janus Capital Corporation, Vice President and Director of The Janus Foundation, and Director and President of Janus Service Corporation and Janus Distributors, Inc.; Stephen L. Stieneker, Vice President and Chief Administrative Officer - Investments of Janus Capital Corporation; David R. Kowalski, Vice President of Compliance of Janus Capital Corporation, Vice President and Chief Compliance Officer of Janus Distributors, Inc., and Assistant Vice President of Janus Service Corporation; and R. Timothy Hudner, Vice President and Chief Technology Officer of Janus Capital Corporation and Vice President of Information Services and Director of Janus Service Corporation. Mr. Michael E. Herman, a director of Janus Capital Corporation, is a director of Cerner Corporation, 2800 Rockcreek Parkway, Kansas City, Missouri 64117; and a director of Eloquent, Inc., 2000 Alameda de las Pulgas, San Mateo, California 94403. Mr. Michael N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 600 West Broadway, Suite 1010, San Diego, California 92101, an investment performance consultant; director of BDI Investment Corporation, 990 Highland Drive, Solana Beach, California 92075; director of Pasadena Capital, 101 Munson St., Greenfield, Massachusetts 01310; and a director of Meridian Funds, 60 East Sir Francis Drake Boulevard, Larkspur, California 94939. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds. Mr. Landon H. Rowland, a director of Janus Capital Corporation, is President and Chief Executive Officer of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial services; is Chairman, President, Chief Executive Officer and a Director of Stilwell Financial Inc., 920 Main Street, Kansas City, Missouri 64108; and is a Director of Berger LLC, 330 West 9th Street, 1st Floor, Kansas City, Missouri 64105.

ITEM 27.    PRINCIPAL UNDERWRITERS

            (a) Janus Distributors, Inc. ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series and Janus Investment Fund.

            (b) The principal business address, positions with Janus Distributors and positions with Registrant of Thomas H. Bailey, Thomas A. Early and Kelley Abbott Howes, officers and directors of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are Marjorie G. Hurd, Director and President; David R. Kowalski, Vice President and Chief Compliance Officer; and Blaine L. Newby, Vice President. Ms. Hurd, Mr.

                    Kowalski and Mr. Newby do not hold any positions with the Registrant. Ms. Hurd's, Mr. Kowalski's and Mr. Newby's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

            (c)     Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043.

ITEM 29.    MANAGEMENT SERVICES

      The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30.    UNDERTAKINGS

            Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 14th of February, 2001.


                                JANUS ADVISER SERIES


                                By:  /s/ Thomas H. Bailey
                                     Thomas H. Bailey, President

      Janus Adviser Series is organized under a Trust Instrument dated March
22, 2000. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                          Date

/s/ Thomas H. Bailey            President                      February 14, 2001
Thomas H. Bailey                (Principal Executive
                                Officer) and Trustee

/s/ Glenn P. O'Flaherty         Treasurer and Chief            February 14, 2001
Glenn P. O'Flaherty             Accounting Officer
                                (Principal Accounting Officer)

Gary O. Loo*                    Trustee                        February 14, 2001
Gary O. Loo

Dennis B. Mullen*               Trustee                        February 14, 2001
Dennis B. Mullen

James T. Rothe*                 Trustee                        February 14, 2001
James T. Rothe

William D. Stewart*             Trustee                        February 14, 2001
William D. Stewart

Martin H. Waldinger*            Trustee                        February 14, 2001
Martin H. Waldinger


/s/ Thomas A. Early
*By   Thomas A. Early
      Attorney-in-Fact

                               INDEX OF EXHIBITS




             Exhibit Number           Exhibit Title


             Exhibit 1(b)             Form of Amendment to Trust Instrument

             Exhibit 4(l) Form of Investment Advisory Agreement for Global Value Fund

             Exhibit 7(g) Form of Letter Agreement with State Street Bank and Trust

             Exhibit 9(b) Opinion and Consent of Fund Counsel with respect to shares of Global Value Fund

             Exhibit 10               Consent of PricewaterhouseCoopers LLP